2 SIGNIFICANT ACCOUNTING POLICIES: Income taxes (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Income taxes

Income taxes

Income tax expense consists of current and deferred tax expense. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive loss. Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years. Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized, or the liability is settled based on tax rates and laws that have been enacted or substantively enacted by the end of the reporting period. The effect of a change in the enacted or substantively enacted tax rates is recognized in net earnings and comprehensive income or in equity depending on the item to which the adjustment relates. Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.